Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Current Income Tax Expense (Benefit)	$ (1,822)	$ (1,628)	$ 404
Deferred Income Tax Expense (Benefit)	3,501	2,549	670
Income Tax Expense (Benefit), Continuing Operations	$ 1,679	$ 921	$ 1,074